Other Expenses, Net	12 Months Ended
Dec. 31, 2023
Other Expenses, Net [Abstract]
Other expenses, net
6.	Other expenses, net

	Years ended December 31,
(In thousands)	2021	2022	2023
Foreign exchange losses, net	(1,106)	(2,519)	(514)
Government grants (note)	1,012	935	1,120
Gains on disposal of property and equipment, net	94	215	203
Fair value losses on other investments	(12,363)	(12,958)	(2,748)
Others	487	62	439
Total	(11,876)	(14,265)	(1,500)

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development.